Annual Total Returns	12 Months Ended
Dec. 31, 2025
Roundhill S&P 500 0DTE Covered Call Strategy ETF | Roundhill S&P 500 0DTE Covered Call Strategy ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	12.74%